Fair value measurement - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of securities valued with reasonable level of price transparency	99.00%
Available-for-sale	$ 88,031,000,000	$ 76,817,000,000
Total derivative assets	3,706,000,000	2,275,000,000
Operating segments | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	88,031,000,000	76,817,000,000
Operating segments | Level 3 | Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	0	$ 0
Total derivative assets	$ 0